SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	12 Months Ended
	Jun. 30, 2026 USD ($) Segment	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Oct. 14, 2026	Jun. 30, 2023 USD ($)
Property, Plant, and Equipment [Line Items]
Description of translation rates	the exception of equity, on June 30, 2026 and 2025 were translated at RMB6.7851 to $1.00 and RMB7.1636 to $1.00, respectively. Equity accounts were stated at their historical rates. The average translation rates applied to consolidated statements of operations and comprehensive income (loss) and cash flows for the years ended June 30, 2026, 2025 and 2024 were RMB6.9940 to $1.00, RMB7.2143 to $1.00 and RMB7.2248 to $1.00, respectively.
Impairment of long-lived assets	$ 0	$ 0	$ 0
Contract liabilities	88,282	1,164,334			$ 384,532
Employee social benefits	144,314	126,894	112,387
Income tax interest and penalties	0	0	$ 0
Uncertain tax positions	$ 0	$ 0
Number of reportable segments | Segment	1
Selling Products [Member]
Property, Plant, and Equipment [Line Items]
Value added tax rate	13.00%	13.00%	13.00%
Service Income [Member]
Property, Plant, and Equipment [Line Items]
Value added tax rate	6.00%	6.00%	6.00%
Minimum [Member]
Property, Plant, and Equipment [Line Items]
Intangible assets, estimated useful life	10 years
Maximum [Member]
Property, Plant, and Equipment [Line Items]
Intangible assets, estimated useful life	17 years
Subsequent Event [Member]
Property, Plant, and Equipment [Line Items]
Intangible assets, estimated useful life				20 years